Income Taxes - Rate reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	10.69%	(26.45%)	(23.75%)
Losses not deductible for income tax purposes	31.12%	(0.81%)	(8.14%)
Valuation allowance of deferred tax assets	(67.26%)	2.16%	8.29%
Different tax rate of subsidiary operation in other jurisdiction	4.78%	(0.71%)	(3.73%)
Effective income tax rate	4.33%	(0.81%)	(2.33%)